Other Disclosures	6 Months Ended
Jun. 30, 2018
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1Related party disclosures

The Company is controlled by NB FP Investment K/S and its affiliates (collectively “NB”). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB.

A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as “Danish Legal Services”. The director serves on the Company’s board of directors in his individual capacity and not as a representative of the law firm.

Two directors of the Company, who were elected to the board of directors on May 6, 2016, each entered into a four-year consulting agreement with the Company. One of the consulting agreements commenced in September 2015 and the second during October 2016. The consulting agreements provided for the granting of 25,000 (194,000 after the Share Split and Capital Reduction) and 12,500 (121,000 after the Share Split and the Capital Reduction) deferred shares, respectively, as full compensation for services to be rendered. The deferred shares vest in equal increments annually over four years from the date of grant. Unvested deferred shares vest immediately in the event there is a change in control as defined in the award agreement. The board member who holds 194,000 deferred shares did not stand for reelection and accordingly the consultant’s role as a board member terminated at the time of the Company’s Annual Shareholder meeting on May 3, 2017. Remuneration paid to the consultants, consisting only of share-based compensation, while the consultants were members of the Company’s board of directors is referred to below as “Consulting Services.”

The following tables provide the total amount of transactions that have been entered into with related parties and the amounts owed to/by related parties. The amounts stated below exclude VAT:

	Six-Month Period ended June 30,
	2018	2017
	USD `000	USD `000
Purchase of services from NB	47	42
Danish Legal Services	311	687
Consulting Services	39	126

	June 30, 2018	December 31, 2017
	USD `000	USD `000

Amounts owed to related parties (excluding VAT)	173	283
Amounts owed by related parties	—	—

Patent transfer agreement between Aditech Pharma AG and the Company

The Company has entered into agreements with Aditech Pharma AG, a related party, that are discussed in Note 6.2.

6.2Contingent liabilities

Contingent liabilities are liabilities that arose from past events but whose existence will only be confirmed by the occurrence or non-occurrence of future events that in some situations are beyond the Groups’ control.

During the period January 19, 2013 to December 31, 2015 (“Joint Taxation Period”), the Company was subject to a Danish joint taxation group with Tech Growth Invest ApS (“Tech Growth”) and entities under Tech Growth’s control. A subsidiary of Tech Growth experienced a change in ownership on December 31, 2015. The effect of the change in ownership resulted in the year ended December 31, 2015 being the final year that the Company was part of the joint taxation group with Tech Growth. On January 1, 2016, the Company became part of a new Danish joint taxation group with NB FP Investment General Partner ApS, Forward Pharma FA ApS and, upon their inception during 2017, Operations and FWP IP (the “2016 Tax Group”). The Company remains liable with other entities in the joint taxation group with Tech Growth for Tech Growth’s Danish tax liabilities that can be allocated to the Joint Taxation Period and the Company is liable under the 2016 Tax Group with other entities in the tax group for Danish tax liabilities incurred for the years ending December 31, 2017 and 2016, by members of the 2016 Tax Group while being members of the tax group. Also see Note 3.1 regarding tax uncertainties.

In 2004, a private company Aditech Pharma AB (together with its successor-in-interest Aditech Pharma AG, “Aditech”), controlled by NB, began developing and filing patents for, among other things, formulations and dosing regimens of DMF. In 2005, the Company entered into a patent license agreement with Aditech to license this patent family from Aditech. In 2010, the Company acquired this patent family from Aditech pursuant to a patent transfer agreement (the “Transfer Agreement”) that replaced the patent license agreement. Under the Transfer Agreement, the Company obtained, among other things, Aditech’s patents and associated know-how related to DMF formulations and delivery systems (the “Aditech IP”). In connection with the License Agreement, the Company and Aditech executed an addendum to the Transfer Agreement (the “Addendum”). The Addendum clarified certain ambiguities with respect to the compensation due to Aditech in the event the Company would enter into the License Agreement and also provided for Aditech to waive certain rights under the Transfer Agreement. The Addendum specifies that Aditech receives 2% of the Non-refundable Fee (or $25 million) and is entitled to additional compensation should the Company receive royalties from Biogen under the License Agreement. The additional compensation due to Aditech will be determined based on whether Biogen has an exclusive or a co-exclusive license with the Company (on a country-by-country basis). If royalties are paid to the Company while Biogen has an exclusive license, Aditech will be entitled to receive a cash payment equal to 2% of the same base amount with respect to which the Company’s royalty percentage is calculated, accruing from the same period of time as any royalty payment payable by Biogen to the Company (prior to taking into account taxes, duties and VAT, if any.) If Biogen elects to acquire a co-exclusive license, Aditech will receive a cash payment equal to 20% of the royalty remitted to the Company by Biogen and any third party to which the Company may assign its United States co-exclusive license. Should the Company not assign its United States co-exclusive license to a third party but instead utilize the United States co-exclusive license to develop a DMF Formulation, the Company will, as was also the case prior to entering into the Addendum, be required to pay Aditech a royalty of 2% of net sales of such a product. Aditech is considered to be a related party of the Company due to control over Aditech by NB. The $25 million due to Aditech in accordance with the Addendum and in connection with the Company’s receipt of the Non-refundable Fee was paid during May 2017.

6.3Events after the reporting period

Subsequent to June 30, 2018, there were no events that were required to be reported except as follows:

On September 18, 2018, the Company issued 334,000 ordinary shares in connection with the exercise of an equal number of warrants. Proceeds to the Company on exercise totaled $1,000.